UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21396

Excelsior Absolute Return Fund of Funds, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

 (Address of principal executive offices) (Zip code)

Steven L. Suss
U.S. Trust Hedge Fund Management, Inc.
225 High Ridge Road
Stamford, CT 06905

 (Name and address of agent for service)

Registrant's telephone number, including area code: (203) 352-4497

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

The registrant invests substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"). The percentage of the Company's members' equity owned by the registrant at June 30, 2009 was 88.72%.  The registrant has included the Company's schedule of investments as of June 30, 2009, below. The Company's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on August 28, 2009.

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Schedule of Investments

June 30, 2009

Investment Funds *	First Acquisition Date	Cost	Fair Value	% of Members’ Equity – Net Assets	% Ownership of Investment Funds	First Available Redemption Date **	Liquidity ***
Equity
Glenview Capital Partners, L.P.	12/1/2003	$-	$262,498	0.68%	0.23%	N/A	(1)
Strategy Total		-	262,498	0.68%
Macro/CTA/Short-Term Trading
Catequil Partners, L.P.	12/1/2003	128,413	142,771	0.37%	1.68%	N/A	(1)
Caxton Global Investments (USA) LLC	1/1/2005	-	492,359	1.27%	0.06%	N/A	(1)
Placer Creek Partners, L.P.	1/1/2006	122,066	314,772	0.82%	0.98%	N/A	(1)
Strategy Total		250,479	949,902	2.46%
Event Driven
Brencourt Multi-Strategy, L.P.	9/1/2005	-	207,639	0.54%	0.30%	N/A	(1)
Empryean Capital Fund, L.P.	7/1/2004	-	19,269	0.05%	0.01%	N/A	(1)
King Street Capital, L.P.	8/1/2007	5,000,000	5,884,284	15.20%	0.13%	9/30/2009	Quarterly
OZ Asia Domestic Partners, L.P.	7/1/2006	4,801,860	4,895,260	12.65%	1.63%	N/A	Annually (2)
OZ Europe Domestic Partners II, L.P.	10/1/2005	3,424,913	6,477,571	16.73%	2.16%	N/A	Annually (3)
York Capital Management, L.P.	7/1/2004	1,500,000	6,215,794	16.06%	0.61%	N/A	Annually
Strategy Total		14,726,773	23,699,817	61.23%
Total Investments in Investment Funds		$14,977,252	24,912,217	64.37%
Other Assets, Less Liabilities			13,790,638	35.63%
Members’ Equity – Net Assets			$38,702,855	100.00%

*
Non-income producing investments.  The Company's
investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including
the assessment of early redemption fees.
		N/A	Initial lock-up period has either expired prior to June 30, 2009 or the Investment Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.
		(1)	The Company’s remaining residual investment in the
**	From original investment date.		Investment Fund is held in illiquid securities.
***	Available frequency of redemptions after	(2)	$597,648 is held in side pocket accounts.
	initial lock-up period.	(3)	$3,783,317 is held in side pocket accounts.

Portfolio Valuation

The Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which provides enhanced guidance for using fair value to measure assets and liabilities.  The Company adopted SFAS No. 157 on April 1, 2008.  SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy under SFAS 157 are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  In accordance with the valuation procedures of the Company, management generally uses the value reported by the Investment Fund as the primary input to its valuation; however, adjustments to the reported value may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity on such interests, and the fair value of the fund's investment portfolio or other assets and liabilities.

An individual fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment.  Management considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market.  The categorization of a fund within the hierarchy is based upon the pricing transparency of that fund and does not necessarily correspond to management’s perceived risk of that fund.

Substantially all of the Company's investments in Investment Funds have been classified within level 3, and the Company generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. Assumptions used by the Company or management due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in
Investment Funds	$-	$-	$24,912,217	$24,912,217

Total	$-	$-	$24,912,217	$24,912,217

The following table includes a rollforward of the amounts for the period from March 31, 2009 to June 30, 2009 for the investments classified within level 3.   The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

Investment in Investment Funds
Balance as of 3/31/09	$32,714,556
Accrued discounts/premiums	-
Net realized gain from Investment Fund redemptions	1,305,233
Net change in accumulated unrealized appreciation on investments	575,595
Net purchases (sales)	(9,683,167)
Net transfers in (out) of Level 3
Balance as of 6/30/09	$24,912,217

Federal Tax Cost

The cost of the registrant's investments in Investment Funds for Federal tax purposes is based on amounts reported to the registrant by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2008. The amounts reported below have been adjusted through June 30, 2009 for contributions and withdrawals. Based on Investment Funds owned at June 30, 2009, the cost of investments for Federal tax purposes was $31,308,081. This included aggregate gross unrealized appreciation of $1,060,006 and aggregate gross unrealized depreciation of $7,455,870.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the investment company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC

By (Signature and Title)* /s/ David R. Bailin
    David R. Bailin, Principal Executive Officer

Date August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC

By (Signature and Title)*/s/ Steven L. Suss
   Steven L. Suss, Principal Financial Officer

Date August 28, 2009